CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 10,929	$ 12,322	$ 13,403	$ 17,351	$ 15,721
Restricted cash	718	723		638
Accounts receivable, net	64,004	73,584		40,928
Deferred costs on contracts	3,070	4,631		3,190
Prepaid expenses and other current assets	8,536	17,037		4,619
Deferred income tax assets		520		1,371
Total current assets	87,748	108,817		68,097
Property and equipment, net	73,751	77,096		64,572
Investment in subsidiaries		0		0
Intercompany receivables		0		0
Intangible assets, net	941	1,050		1,260
Goodwill	1,819	1,977		2,150	2,306
Deferred loan issuance costs, net	6,421	6,826		9,115	9,066
Deferred income tax assets	7,949	8,027		743
Other assets		0		13
Total assets	178,629	203,793		145,950
Current liabilities:
Accounts payable	27,564	34,255		16,511
Accrued liabilities		10,902		3,124
Income and other taxes payable	6,917	20,261		7,073
Accrued payroll liabilities		8,652		4,497
Current portion of notes payable under 2012 credit agreement		0		800
Equipment note payable	1,266	1,654		0
Current portion of capital leases	395	460		485
Notes payable to related parties		0		500
Deferred revenue	1,810	187		7,927
Deferred income tax liabilities	587	587		69
Total current liabilities	51,217	76,958		40,986
Senior secured notes payable		150,000
Long-term portion of credit agreement borrowings		0		79,888
Notes payable to Former SAE stockholders		0		12,406
Long-term portion of capital leases	148	185		618
Intercompany payables		0		0
Deferred income tax liabilities	5,663	5,731		1,114
Total liabilities	207,028	232,874		135,012
Stockholders’ equity:
Common stock	2	2		2
Additional paid-in capital	28,185	28,185		27,485
Retained earnings (accumulated deficit)	(55,093)	(56,264)		(14,511)
Accumulated other comprehensive loss	(4,267)	(4,362)		(2,083)
Total stockholders’ equity attributable to the Corp.	(31,173)	(32,439)		10,893
Noncontrolling interest	2,774	3,358		45
Total stockholders’ equity (deficit)	(28,399)	(29,081)		10,938	24,065
Total liabilities and stockholders’ equity (deficit)	178,629	203,793		145,950
Consolidating Adjustments
Current assets:
Cash and cash equivalents		0		0	0
Restricted cash		0		0
Accounts receivable, net		0		0
Deferred costs on contracts		0		0
Prepaid expenses and other current assets		0		0
Deferred income tax assets		0		0
Total current assets		0		0
Property and equipment, net		0		0
Investment in subsidiaries		(69,268)		(133,502)
Intercompany receivables		(126,466)		(16,731)
Intangible assets, net		0		0
Goodwill		0		0
Deferred loan issuance costs, net		0		0
Deferred income tax assets		0		0
Other assets		0		0
Total assets		(195,734)		(150,233)
Current liabilities:
Accounts payable		0		0
Accrued liabilities		0		0
Income and other taxes payable		0		0
Accrued payroll liabilities		0		0
Current portion of notes payable under 2012 credit agreement				0
Equipment note payable		0
Current portion of capital leases		0		0
Notes payable to related parties				0
Deferred revenue		0		0
Deferred income tax liabilities		0		0
Total current liabilities		0		0
Senior secured notes payable		0
Long-term portion of credit agreement borrowings				0
Notes payable to Former SAE stockholders				0
Long-term portion of capital leases		0		0
Intercompany payables		(126,466)		(16,731)
Deferred income tax liabilities		0		0
Total liabilities		(126,466)		(16,731)
Stockholders’ equity:
Common stock		0		0
Additional paid-in capital		(61,354)		(63,092)
Retained earnings (accumulated deficit)		(7,914)		(70,410)
Accumulated other comprehensive loss		0		0
Total stockholders’ equity attributable to the Corp.		(69,268)		(133,502)
Noncontrolling interest		0		0
Total stockholders’ equity (deficit)		(69,268)		(133,502)
Total liabilities and stockholders’ equity (deficit)		(195,734)		(150,233)
SAExploration Holding, Inc.
Current assets:
Cash and cash equivalents		0		0	0
Restricted cash		0		0
Accounts receivable, net		70		0
Deferred costs on contracts		0		0
Prepaid expenses and other current assets		31		0
Deferred income tax assets		0		0
Total current assets		101		0
Property and equipment, net		0		0
Investment in subsidiaries		(14,245)		15,857
Intercompany receivables		126,466		0
Intangible assets, net		0		0
Goodwill		0		0
Deferred loan issuance costs, net		6,022		0
Deferred income tax assets		15		0
Other assets		0		13
Total assets		118,359		15,870
Current liabilities:
Accounts payable		0		0
Accrued liabilities		7,519		681
Income and other taxes payable		0		35
Accrued payroll liabilities		0		0
Current portion of notes payable under 2012 credit agreement				0
Equipment note payable		0
Current portion of capital leases		0		0
Notes payable to related parties				500
Deferred revenue		0		0
Deferred income tax liabilities		0		0
Total current liabilities		7,519		1,216
Senior secured notes payable		150,000
Long-term portion of credit agreement borrowings				0
Notes payable to Former SAE stockholders				12,406
Long-term portion of capital leases		0		0
Intercompany payables		0		355
Deferred income tax liabilities		0		0
Total liabilities		157,519		13,977
Stockholders’ equity:
Common stock		2		2
Additional paid-in capital		28,185		27,485
Retained earnings (accumulated deficit)		(67,347)		(25,594)
Accumulated other comprehensive loss		0		0
Total stockholders’ equity attributable to the Corp.		(39,160)		1,893
Noncontrolling interest		0		0
Total stockholders’ equity (deficit)		(39,160)		1,893
Total liabilities and stockholders’ equity (deficit)		118,359		15,870
The Guarantors
Current assets:
Cash and cash equivalents		7,289		3,389	8,248
Restricted cash		0		0
Accounts receivable, net		1,871		888
Deferred costs on contracts		3,626		463
Prepaid expenses and other current assets		536		394
Deferred income tax assets		(255)		849
Total current assets		13,067		5,983
Property and equipment, net		61,292		41,926
Investment in subsidiaries		80,003		117,645
Intercompany receivables		0		16,731
Intangible assets, net		0		0
Goodwill		0		0
Deferred loan issuance costs, net		804		9,115
Deferred income tax assets		5,046		10
Other assets		0		0
Total assets		160,212		191,410
Current liabilities:
Accounts payable		9,429		4,116
Accrued liabilities		1,206		1,164
Income and other taxes payable		42		(3,753)
Accrued payroll liabilities		1,386		490
Current portion of notes payable under 2012 credit agreement				800
Equipment note payable		1,654
Current portion of capital leases		49		39
Notes payable to related parties				0
Deferred revenue		0		4,775
Deferred income tax liabilities		(1,275)		69
Total current liabilities		12,491		7,700
Senior secured notes payable		0
Long-term portion of credit agreement borrowings				79,888
Notes payable to Former SAE stockholders				0
Long-term portion of capital leases		96		102
Intercompany payables		66,006		0
Deferred income tax liabilities		5,440		749
Total liabilities		84,033		88,439
Stockholders’ equity:
Common stock		0		0
Additional paid-in capital		43,861		43,861
Retained earnings (accumulated deficit)		28,960		59,065
Accumulated other comprehensive loss		0		0
Total stockholders’ equity attributable to the Corp.		72,821		102,926
Noncontrolling interest		3,358		45
Total stockholders’ equity (deficit)		76,179		102,971
Total liabilities and stockholders’ equity (deficit)		160,212		191,410
Other Subsidiaries
Current assets:
Cash and cash equivalents		5,033		13,962	7,473
Restricted cash		723		638
Accounts receivable, net		71,643		40,040
Deferred costs on contracts		1,005		2,727
Prepaid expenses and other current assets		16,470		4,225
Deferred income tax assets		775		522
Total current assets		95,649		62,114
Property and equipment, net		15,804		22,646
Investment in subsidiaries		3,510		0
Intercompany receivables		0		0
Intangible assets, net		1,050		1,260
Goodwill		1,977		2,150
Deferred loan issuance costs, net		0		0
Deferred income tax assets		2,966		733
Other assets		0		0
Total assets		120,956		88,903
Current liabilities:
Accounts payable		24,826		12,395
Accrued liabilities		2,177		1,279
Income and other taxes payable		20,219		10,791
Accrued payroll liabilities		7,266		4,007
Current portion of notes payable under 2012 credit agreement				0
Equipment note payable		0
Current portion of capital leases		411		446
Notes payable to related parties				0
Deferred revenue		187		3,152
Deferred income tax liabilities		1,862		0
Total current liabilities		56,948		32,070
Senior secured notes payable		0
Long-term portion of credit agreement borrowings				0
Notes payable to Former SAE stockholders				0
Long-term portion of capital leases		89		516
Intercompany payables		60,460		16,376
Deferred income tax liabilities		291		365
Total liabilities		117,788		49,327
Stockholders’ equity:
Common stock		0		0
Additional paid-in capital		17,493		19,231
Retained earnings (accumulated deficit)		(9,963)		22,428
Accumulated other comprehensive loss		(4,362)		(2,083)
Total stockholders’ equity attributable to the Corp.		3,168		39,576
Noncontrolling interest		0		0
Total stockholders’ equity (deficit)		3,168		39,576
Total liabilities and stockholders’ equity (deficit)		$ 120,956		$ 88,903